Quarterly Holdings Report
for
Fidelity® California Limited Term Tax-Free Bond Fund
November 30, 2025
CSI-NPRT3-0126
1.824280.120
Municipal Securities - 95.8%
	Principal Amount (a)	Value ($)
California - 94.5%
Education - 10.0%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2027	750,000	768,572
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2026	3,000,000	3,023,889
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2027	3,000,000	3,076,873
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2026 (Build America Mutual Assurance Co Insured)	450,000	454,113
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2027 (Build America Mutual Assurance Co Insured)	470,000	484,408
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	375,000	393,501
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	400,000	427,112
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	500,000	542,777
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2028 (b)	400,000	373,727
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2026	475,000	479,041
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2027	475,000	491,233
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2028	375,000	397,371
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2026	355,000	360,755
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2016 A, 4% 11/1/2026 (d)	250,000	250,002
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2028	390,000	399,893
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2026	300,000	304,168
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2026	650,000	654,964
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2027	1,285,000	1,327,215
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2028	2,000,000	2,112,302
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2029	3,000,000	3,236,857
California St Univ Rev Series 2016 B 1, 1.6% tender 11/1/2047 (c)	5,525,000	5,453,381
California St Univ Rev Series 2016B 3, 3.125% tender 11/1/2051 (c)	6,000,000	6,002,189
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2026	1,090,000	1,092,189
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2027	1,900,000	1,950,740
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2026	210,000	210,433
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2027	230,000	233,332
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2028	230,000	236,940
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2030	385,000	405,583
University CA Revs Series 2023 BM, 5% 5/15/2028	3,000,000	3,206,963
University CA Revs Series 2023 BM, 5% 5/15/2029	2,350,000	2,576,640
University CA Revs Series 2023 BN, 5% 5/15/2029	5,000,000	5,482,216
University CA Revs Series 2024 BW, 5% 5/15/2033	10,785,000	12,811,318
University CA Revs Series 2025 BZ, 5% 5/15/2032	3,000,000	3,509,690
		62,730,387
Electric Utilities - 6.4%
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2030	580,000	605,964
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2028	770,000	813,286
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2029	500,000	538,461
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	2,335,000	2,596,096
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2032	195,000	219,824
Los Angeles CA Wtr & Pwr Rev Series 2023 A, 5% 7/1/2032	285,000	321,281
Los Angeles CA Wtr & Pwr Rev Series 2023 D, 5% 7/1/2027	500,000	519,535
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2031	1,910,000	2,123,573
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2028	250,000	264,054
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2031	1,190,000	1,323,064
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2029	725,000	780,768
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2035	125,000	142,115
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2030	1,000,000	1,096,582
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2031	1,500,000	1,667,727
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2030	4,000,000	4,386,327
Middle Fork Project Finance Authority 5% 4/1/2030	1,200,000	1,276,448
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2028	3,350,000	3,469,640
Sacramento CA Muni Util Dist Elec Rev Series 2023D, 5% tender 8/15/2049 (c)	6,000,000	6,631,516
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2032	1,200,000	1,407,423
Santa Clara CA Elec Rev Series 2024A, 5% 7/1/2033	600,000	714,311
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (c)	5,000,000	5,282,855
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2026	1,000,000	1,006,299
Vernon Calif Elec Sys Rev Series 2021 A, 5% 4/1/2028	1,500,000	1,563,292
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2026	600,000	608,168
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2029	1,055,000	1,130,377
		40,488,986
Escrowed/Pre-Refunded - 2.4%
California St Pub Wks Brd Lse Series B, 5% 10/1/2026 (Escrowed to Maturity)	20,000	20,423
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2026 (Escrowed to Maturity) (b)	500,000	493,719
Golden State Tobacco Securitization Corp. Tobacco Settlement 0% 6/1/2027 (Escrowed to Maturity) (b)	5,000,000	4,813,574
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	500,000	506,719
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2028 (Pre-refunded to 6/1/2027 at 100)	1,805,000	1,877,885
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2029 (Escrowed to Maturity)	2,825,000	3,114,533
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2030 (Escrowed to Maturity)	2,975,000	3,358,851
San Diego CA Uni Sch Dist Series 2009 1, 0% 7/1/2030 (Escrowed to Maturity) (b)	1,050,000	924,712
		15,110,416
General Obligations - 47.4%
Acton-Agua Dulce Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Inc Insured) (b)	1,795,000	1,474,326
Anaheim Calif City Sch Dist 0% 8/1/2029 (b)	875,000	786,997
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2031 (e)	1,015,000	1,119,090
Azusa Calif Uni Sch Dist Series 2002, 0% 7/1/2026 (Assured Guaranty Inc Insured) (b)	1,125,000	1,104,692
California Community Choice Financing Authority 5% 12/1/2027 (Athene Annuity And Life Company Guaranteed)	180,000	185,102
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity And Life Company Guaranteed)	240,000	250,058
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity And Life Company Guaranteed)	240,000	253,242
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity And Life Company Guaranteed)	290,000	310,032
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity And Life Company Guaranteed)	325,000	350,341
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity And Life Company Guaranteed)	545,000	576,177
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (c)	4,600,000	4,838,113
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (c)	2,410,000	2,591,640
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (c)	5,075,000	5,534,434
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (c)	6,670,000	7,134,085
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (c)	1,145,000	1,256,269
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (c)	5,000,000	5,353,528
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (c)	3,000,000	3,186,768
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (c)	1,520,000	1,595,305
California Community Choice Financing Authority Series 2025 E, 5% 5/1/2034 (Bank of Nova Scotia/The Guaranteed)	230,000	255,001
California Community Choice Financing Authority Series 2025 E, 5% 5/1/2035 (Bank of Nova Scotia/The Guaranteed)	205,000	224,876
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,070,000	5,552,776
California Community Choice Financing Authority Series 2025B, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	450,000	478,897
California Community Choice Financing Authority Series 2025B, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	650,000	702,376
California Community Choice Financing Authority Series 2025B, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,550,000	1,677,297
California Community Choice Financing Authority Series 2025C, 5% 10/1/2030 (American General Life Insurance Co Guaranteed)	1,770,000	1,906,882
California Community Choice Financing Authority Series 2025C, 5% 10/1/2031 (American General Life Insurance Co Guaranteed)	6,835,000	7,454,214
California Community Choice Financing Authority Series 2025C, 5% 4/1/2031 (American General Life Insurance Co Guaranteed)	3,000,000	3,252,957
California Community Choice Financing Authority Series 2025D, 5% 7/1/2031 (Forethought Life Insurance Co Guaranteed)	3,890,000	4,134,418
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2030	2,650,000	2,750,283
California St Pub Wks Brd Lse (State of California Proj.) Series B, 5% 10/1/2026	325,000	331,919
California St Pub Wks Brd Lse 5% 8/1/2027	5,165,000	5,386,458
California St Pub Wks Brd Lse 5% 8/1/2028	3,175,000	3,391,287
California St Pub Wks Brd Lse Series 2016D, 5% 4/1/2028	4,635,000	4,723,581
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2027	3,555,000	3,730,249
California St Pub Wks Brd Lse Series 2021 D, 5% 11/1/2028	3,745,000	4,023,660
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2029	5,000,000	5,497,515
California St Pub Wks Brd Lse Series 2025 C, 5% 11/1/2032	2,500,000	2,904,068
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2028 (b)	740,000	689,101
El Camino CA Hosp Dist Gen. Oblig. 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	5,000,000	4,510,148
Evergreen Calif Elem Sch Dist (Evergreen Calif Sch Dist Proj.) Series 2009B, 0% 8/1/2027 (Assured Guaranty Inc Insured) (b)	1,240,000	1,185,657
Fort Bragg Calif Uni Sch Dist 0% 8/1/2030 (Ambac Assurance Corp Insured) (b)	1,000,000	870,793
Garvey CA Sch Dist Series 2004 B, 0% 8/1/2030 (b)	1,625,000	1,411,789
Kingsburg CA Joint Uni High Sch Dist 0% 8/1/2032 (Assured Guaranty Inc Insured) (b)	1,170,000	962,245
Long Beach CA Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured) (b)	3,995,000	3,599,702
Long Beach CA Uni Sch Dist Series D 1, 0% 8/1/2029 (b)	1,915,000	1,662,505
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2029	1,925,000	2,117,970
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2030	2,025,000	2,282,509
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2025	1,500,000	1,500,000
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2026	1,750,000	1,798,708
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	3,375,000	3,562,487
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2027	1,875,000	1,979,159
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) 5% 12/1/2028	1,625,000	1,759,601
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	465,000	447,050
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	2,000,000	2,147,653
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2027	1,415,000	1,430,990
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2028	1,490,000	1,506,796
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2029	1,560,000	1,577,390
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2032 (b)	545,000	438,044
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024, 0% 7/1/2029 (b)	5,000,000	4,404,504
Mt Diablo CA Unified Sch Dist 4% 8/1/2027	3,000,000	3,081,093
Napa Valley CA Cmnty College Dist Gen. Oblig. 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,025,000	981,047
Napa Valley CA Uni Sch Dist 0% 8/1/2027 (b)	2,065,000	1,973,852
Newport Mesa CA Uni Sch Dist Series 2007, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	3,915,000	3,550,657
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2026	1,725,000	1,755,074
Oakland CA Uni Sch Dist Alameda Cnty Series 2016, 5% 8/1/2029	940,000	954,955
Palm Springs CA Uni Sch Dist Series A, 1.25% 8/1/2030 (Assured Guaranty Inc Insured)	1,895,000	1,710,764
Palmdale Calif Sch Dist 0% 2/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	1,400,000	1,356,910
Palo Alto Calif Uni Sch Dist 0% 8/1/2031 (b)	965,000	836,734
Palomar Calif Cmnty College Dist Series 2010B, 0% 8/1/2029 (b)	1,015,000	919,875
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2031 (Assured Guaranty Inc Insured) (b)	800,000	631,670
Pasadena CA Uni Sch Dist Series C, 5% 8/1/2029	1,300,000	1,428,730
Placentia-Yorba Linda CA Usd Series CAB, 0% 8/1/2027 (b)	1,905,000	1,820,017
Poway CA Unified Sch Dist 0% 8/1/2026 (b)	2,145,000	2,108,456
Rio Hondo Calif Cmnty College Dist Series 2010C, 0% 8/1/2029 (b)	1,800,000	1,627,180
Robla CA Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	2,235,000	1,880,320
Sacramento CA City Uni Sch Dis 4% 7/1/2026 (Assured Guaranty Inc Insured)	1,100,000	1,109,418
Sacramento CA City Uni Sch Dis 4% 7/1/2027 (Assured Guaranty Inc Insured)	350,000	358,274
Sacramento CA City Uni Sch Dis 4% 7/1/2028 (Assured Guaranty Inc Insured)	625,000	649,471
Sacramento CA City Uni Sch Dis 4% 7/1/2029 (Assured Guaranty Inc Insured)	250,000	263,236
Sacramento CA City Uni Sch Dis 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	1,415,000	1,435,252
Sacramento CA City Uni Sch Dis 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	1,825,000	1,896,303
Sacramento CA City Uni Sch Dis 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	2,250,000	2,397,012
Sacramento CA City Uni Sch Dis 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	2,750,000	2,997,278
Sacramento CA City Uni Sch Dis 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,575,000	1,755,423
Sacramento CA City Uni Sch Dis Series 2007, 0% 7/1/2027 (Assured Guaranty Inc Insured) (b)	1,455,000	1,396,424
Sacramento CA City Uni Sch Dis Series 2025 A, 5% 7/1/2029 (Assured Guaranty Inc Insured)	3,575,000	3,896,461
Sacramento CA City Uni Sch Dis Series 2025 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	1,430,000	1,593,813
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2029 (Assured Guaranty Inc Insured)	200,000	218,385
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2030 (Assured Guaranty Inc Insured)	1,190,000	1,328,779
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,515,000	1,725,964
Sacramento CA City Uni Sch Dis Series 2025 B, 5% 8/1/2032 (Assured Guaranty Inc Insured)	1,265,000	1,465,147
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	1,485,000	1,379,589
San Lorenzo Valley CA Uni Sch Dist Santa Cruz Cnty Series 2004, 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (b)	3,500,000	3,158,245
San Mateo CA Unified Sch Dist 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	6,750,000	6,307,090
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	7,945,000	7,407,567
Santa Monica CA Cmnty College Dist Gen. Oblig. 0% 5/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	300,000	281,566
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (c)	1,000,000	1,070,038
State of California Gen. Oblig. 3% 10/1/2032	790,000	787,372
State of California Gen. Oblig. 4% 9/1/2029	1,515,000	1,599,200
State of California Gen. Oblig. 5% 10/1/2028	5,000,000	5,367,230
State of California Gen. Oblig. 5% 10/1/2028	1,845,000	1,980,508
State of California Gen. Oblig. 5% 11/1/2028	11,690,000	12,573,541
State of California Gen. Oblig. 5% 11/1/2030	1,060,000	1,189,560
State of California Gen. Oblig. 5% 11/1/2031	2,990,000	3,349,206
State of California Gen. Oblig. 5% 3/1/2030	2,000,000	2,211,339
State of California Gen. Oblig. 5% 3/1/2031	2,000,000	2,258,265
State of California Gen. Oblig. 5% 3/1/2032	5,500,000	6,321,486
State of California Gen. Oblig. 5% 8/1/2032	6,000,000	6,940,113
State of California Gen. Oblig. 5% 8/1/2033	6,000,000	7,033,904
State of California Gen. Oblig. 5% 9/1/2030	5,000,000	5,590,374
State of California Gen. Oblig. 5% 9/1/2030	1,550,000	1,578,728
State of California Gen. Oblig. 5% 9/1/2032	10,070,000	11,662,136
State of California Gen. Oblig. 5% 9/1/2034	5,335,000	6,346,984
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	2,000,000	2,033,729
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (National Public Finance Guarantee Corporation Insured) (b)	530,000	504,778
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 4% 8/1/2027 (Assured Guaranty Inc Insured)	600,000	616,417
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2027 (Assured Guaranty Inc Insured)	650,000	667,785
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	360,000	380,135
West Contra Costa Unified School District Series 2024 B TENDER, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	850,000	908,660
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2031 (Build America Mutual Assurance Co Insured)	1,500,000	1,726,917
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	500,000	585,488
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2032 (Build America Mutual Assurance Co Insured)	325,000	380,567
West Contra Costa Unified School District Series 2024 B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	300,000	356,134
West Contra Costa Unified School District Series 2024A, 4% 8/1/2029 (Build America Mutual Assurance Co Insured)	300,000	316,779
West Contra Costa Unified School District Series 2024A, 4% 8/1/2030 (Build America Mutual Assurance Co Insured)	715,000	764,343
West Contra Costa Unified School District Series 2024A, 4% 8/1/2031 (Build America Mutual Assurance Co Insured)	765,000	824,434
West Contra Costa Unified School District Series 2024A, 4% 8/1/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,084,158
West Contra Costa Unified School District Series 2024A, 4% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,626,473
		298,398,526
Health Care - 8.7%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2016A, 4% 3/1/2027	475,000	475,810
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2025A, 5% 12/1/2035	5,000,000	5,664,274
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2026	300,000	306,780
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 5% 11/1/2027	200,000	209,932
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2026	250,000	255,650
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021B, 5% 11/1/2027	600,000	629,797
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (c)	4,735,000	5,296,278
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2026	1,000,000	1,011,413
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) 5% 5/15/2027	275,000	284,983
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	1,335,000	1,521,097
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (c)	5,625,000	5,813,675
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (c)	5,000,000	5,571,198
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2028 (California Mortgage Insurance Guaranteed)	2,000,000	2,035,500
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2026 (California Mortgage Insurance Guaranteed)	360,000	364,059
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2027 (California Mortgage Insurance Guaranteed)	350,000	362,705
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2026	1,065,000	1,072,924
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2027	1,235,000	1,266,687
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	115,000	117,468
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2026	500,000	503,720
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2027	640,000	656,420
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2026 (California Mortgage Insurance Guaranteed)	275,000	279,813
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 4% 11/15/2028	710,000	711,288
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2027	365,000	373,198
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2028	305,000	316,602
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2029	250,000	263,435
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2030	200,000	213,839
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2031	210,000	227,287
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2032	315,000	344,224
California Pub Fin Auth Rev (Sharp Healthcare System, CA Proj.) 5% 8/1/2030	5,500,000	6,165,719
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2027	555,000	568,636
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 4% (f)(g)	38,222	0
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (f)(g)	8,132	0
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2026	380,000	382,012
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2027	600,000	612,570
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2028	425,000	440,247
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2029	625,000	656,339
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2030	440,000	468,463
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 5% 4/1/2031	455,000	490,569
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2028	910,000	973,811
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2029	1,240,000	1,353,821
California Statewide Community Development Authority Rev (John Muir Medical Ctr, CA Proj.) Series 2024A, 5% 12/1/2030	1,250,000	1,392,682
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2026	500,000	500,707
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2028	1,000,000	1,037,870
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2026	935,000	941,903
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2027	1,090,000	1,109,355
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2026	250,000	252,279
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2027	375,000	385,498
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2028	400,000	418,206
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2029	350,000	371,266
		54,672,009
Housing - 4.8%
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) 3.25% tender 8/1/2064 (c)	4,000,000	4,016,148
California Hsg Fin Agy Affordable Hsg Rev (Ca Mhsg Rev 2023 Proj.) Series 2023A 2, 3.6% tender 8/1/2063 (c)	2,500,000	2,502,097
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev 2.75% tender 11/1/2029 (c)	3,200,000	3,183,880
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2025 ISSUE II, 2.75% tender 5/1/2044 (c)	5,000,000	4,982,805
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2025 ISSUE JJ, 2.9% tender 5/1/2047 (c)	5,000,000	4,992,291
California Mun Fin Auth Multifamily Hsg Rev Series 2024 A 1, 5% tender 6/1/2056 (c)	2,000,000	2,110,636
California Mun Fin Auth Multifamily Hsg Rev Series 2024A, 3.2% tender 9/1/2045 (c)	5,750,000	5,742,886
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (c)	3,000,000	3,002,296
		30,533,039
Lease Revenue - 0.0%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2027	300,000	312,211
Other - 1.9%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	3,000,000	3,026,718
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (c)	7,665,000	7,110,933
California Infrastructure & Economic Development Bank (Segerstrom Ctr For The Arts Proj.) Series 2024, 5% 1/1/2032	1,885,000	2,131,707
		12,269,358
Special Tax - 1.2%
Pittsburg Successor Agency Redevelopment Agency Series A, 5% 9/1/2026 (Assured Guaranty Inc Insured)	3,610,000	3,671,218
Rancho Cucamonga Redevelopment Agency Successor Agency Series 2024, 5% 9/1/2030	2,000,000	2,229,766
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2026	900,000	911,521
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2031	500,000	530,121
		7,342,626
Synthetics - 0.2%
Los Angeles CA Wtr & Pwr Participating VRDN Series 2023 XM1153, 2.89% 7/1/2048 (Liquidity Facility Barclays Bank PLC) (c)(h)	1,000,000	1,000,000
Tobacco Bonds - 0.2%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2026	500,000	504,919
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	500,000	516,171
		1,021,090
Transportation - 5.2%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (c)	11,900,000	11,557,198
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (c)	1,785,000	1,785,836
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (c)	7,300,000	7,288,902
Los Angeles CA Dept Arpts Rev 5% 5/15/2026	7,000,000	7,084,047
Sacramento Cnty CA Arpt Sys Rv 5% 7/1/2026	370,000	375,155
Sacramento Cnty CA Arpt Sys Rv Series 2018 E, 5% 7/1/2028	745,000	795,146
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2027	830,000	861,705
Sacramento Cnty CA Arpt Sys Rv Series 2020, 5% 7/1/2028	700,000	747,117
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2026	1,450,000	1,468,765
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020B, 5% 7/1/2029	1,025,000	1,119,973
		33,083,844
Water & Sewer - 6.1%
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2027	1,000,000	1,047,039
Bay Area Water Supply & Conservation Agency Series 2023 A, 5% 10/1/2028	1,000,000	1,077,014
Eastern Municipal Water District Financing Authority 5% 7/1/2026	250,000	253,899
Eastern Municipal Water District Financing Authority 5% 7/1/2027	255,000	265,813
Fairfield CA Ctfs Partn (Fairfield CA Water Rev Proj.) Series 2007A, 0% 4/1/2027 (Assured Guaranty Inc Insured) (b)	1,850,000	1,781,556
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	6,000,000	6,456,223
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2029	455,000	489,999
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	50,000	56,191
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2027	2,125,000	2,197,954
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	185,000	192,533
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2036	25,000	26,104
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020B, 4% 7/1/2029	655,000	678,408
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2032	265,000	296,388
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2033	135,000	153,988
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2034	255,000	289,792
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	1,500,000	1,644,873
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2029	3,000,000	3,230,765
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2032	4,500,000	5,072,862
Santa Rosa CA Wstwtr Series 2002 B, 0% 9/1/2026 (Ambac Assurance Corp Insured) (b)	11,165,000	10,941,256
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2026 (Build America Mutual Assurance Co Insured)	1,000,000	1,020,237
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2027 (Build America Mutual Assurance Co Insured)	1,000,000	1,044,468
		38,217,362
TOTAL CALIFORNIA		595,179,854
Guam - 0.5%
Special Tax - 0.5%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2029	2,750,000	2,898,686
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2031	430,000	466,761
		3,365,447
TOTAL GUAM		3,365,447
Puerto Rico - 0.6%
Health Care - 0.4%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2026	100,000	100,790
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	1,050,000	1,073,025
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2028	1,035,000	1,073,504
		2,247,319
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (d)	1,500,000	1,535,637
TOTAL PUERTO RICO		3,782,956
Virgin Islands - 0.2%
Transportation - 0.2%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	1,010,000	1,119,026
TOTAL MUNICIPAL SECURITIES (Cost $600,943,946)		603,447,283

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (i)(j) (Cost $22,566,950)	2.85	22,557,927	22,566,950

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $623,510,896)	626,014,233
NET OTHER ASSETS (LIABILITIES) - 0.7%	4,195,849
NET ASSETS - 100.0%	630,210,082

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,785,639 or 0.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Level 3 security.
(g)	Non-income producing - Security is in default.
(h)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	10,529,333	162,628,589	150,590,972	343,121	-	-	22,566,950	22,557,927	0.8%
Total	10,529,333	162,628,589	150,590,972	343,121	-	-	22,566,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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